Quantitative and qualitative disclosure about market risk - Movement of the provision for trade receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Quantitative and qualitative disclosure about market risk
Allowance for Doubtful Accounts Receivable, Current, Beginning Balance	$ 0
Provision for Doubtful Accounts	243
Write offs	0	$ 0
Changes due to foreign exchange	0
Allowance for Doubtful Accounts Receivable, Current, Ending Balance	$ 243	$ 0